Segment Disclosures Recon from Segment to Consolidated - Assets and Invesetments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		$ 46,265	$ 47,870
Investments		6,701	7,336
Additions to long-lived assets		2,102	2,960	$ 20,413
Operating Segments [Member] | Northeast G&P [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		13,436	14,057
Investments		4,345	4,882
Additions to long-lived assets		223	584	4,655	[1]
Operating Segments [Member] | Atlantic Gulf [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		14,176	12,446
Investments		893	959
Additions to long-lived assets		1,608	1,607	1,627
Operating Segments [Member] | West [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		18,479	20,409
Investments		1,463	1,495
Additions to long-lived assets		223	591	13,607	[1]
Operating Segments [Member] | NGL And Petchem Services [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		1,112	2,177
Investments		0	0
Additions to long-lived assets		48	175	516
Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		161	349
Investments		0	0
Additions to long-lived assets		0	3	8
Intersegment Eliminations [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	[2]	(1,099)	(1,568)
Investments		0	0
Additions to long-lived assets		$ 0	$ 0	$ 0

[1]	2014 Additions to long-lived assets includes the acquisition-date fair value of long-lived assets from the ACMP Acquisition (Note 2 – Acquisitions).
[2]	Eliminations primarily relate to the intercompany accounts receivable generated by our cash management program.